Share-based plans - Stock Options Exercise Price Range (Details)	12 Months Ended
	Dec. 31, 2020 Options € / shares	Dec. 31, 2019 Options € / shares	Dec. 31, 2018 Options € / shares
Ranges of exercise prices
Outstanding number of options | Options	3,201,074	3,488,989	3,896,000
Outstanding options weighted average remaining contractual life	2 years 4 months 6 days	3 years 2 months 23 days
Outstanding options weighted average exercise price in Euro	€ 71.50	€ 70.32	€ 68.85
Exercisable number of options | Options	3,201,074	3,488,989
Exercisable options weighted average exercise price in Euro	€ 71.50	€ 70.32
45.01-50.00
Ranges of exercise prices
Outstanding number of options | Options	630,870	767,001
Outstanding options weighted average remaining contractual life	1 year 5 months 9 days	2 years 4 months 17 days
Outstanding options weighted average exercise price in Euro	€ 49.91	€ 49.90
Exercisable number of options | Options	630,870	767,001
Exercisable options weighted average exercise price in Euro	€ 49.91	€ 49.90
45.01-50.00 | Minimum
Ranges of exercise prices
Range of exercise prices in Euro	45.01	45.01
45.01-50.00 | Maximum
Ranges of exercise prices
Range of exercise prices in Euro	50.00	€ 50.00
50.01-55.00
Ranges of exercise prices
Outstanding number of options | Options		825
Outstanding options weighted average remaining contractual life		11 months 5 days
Outstanding options weighted average exercise price in Euro		€ 52.27
Exercisable number of options | Options		825
Exercisable options weighted average exercise price in Euro		€ 52.27
50.01-55.00 | Minimum
Ranges of exercise prices
Range of exercise prices in Euro	50.01	50.01
50.01-55.00 | Maximum
Ranges of exercise prices
Range of exercise prices in Euro	€ 55.00	€ 55.00
55.01-60.00
Ranges of exercise prices
Outstanding number of options | Options	31,080	133,375
Outstanding options weighted average remaining contractual life	1 year 11 months 1 day	1 year 2 months 27 days
Outstanding options weighted average exercise price in Euro	€ 58.63	€ 57.68
Exercisable number of options | Options	31,080	133,375
Exercisable options weighted average exercise price in Euro	€ 58.63	€ 57.68
55.01-60.00 | Minimum
Ranges of exercise prices
Range of exercise prices in Euro	55.01	55.01
55.01-60.00 | Maximum
Ranges of exercise prices
Range of exercise prices in Euro	60.00	60.00
60.01-65.00 | Minimum
Ranges of exercise prices
Range of exercise prices in Euro	60.01	60.01
60.01-65.00 | Maximum
Ranges of exercise prices
Range of exercise prices in Euro	65.00	65.00
65.01-70.00 | Minimum
Ranges of exercise prices
Range of exercise prices in Euro	65.01	65.01
65.01-70.00 | Maximum
Ranges of exercise prices
Range of exercise prices in Euro	70.00	70.00
70.01-75.00 | Minimum
Ranges of exercise prices
Range of exercise prices in Euro	70.01	70.01
70.01-75.00 | Maximum
Ranges of exercise prices
Range of exercise prices in Euro	€ 75.00	€ 75.00
75.01-80.00
Ranges of exercise prices
Outstanding number of options | Options	2,539,124	2,587,788
Outstanding options weighted average remaining contractual life	2 years 6 months 29 days	3 years 6 months 29 days
Outstanding options weighted average exercise price in Euro	€ 77.03	€ 77.03
Exercisable number of options | Options	2,539,124	2,587,788
Exercisable options weighted average exercise price in Euro	€ 77.03	€ 77.03
75.01-80.00 | Minimum
Ranges of exercise prices
Range of exercise prices in Euro	75.01	75.01
75.01-80.00 | Maximum
Ranges of exercise prices
Range of exercise prices in Euro	€ 80.00	€ 80.00